Operating Leases - Operating Lease Cost (Details) $ in Thousands	9 Months Ended
Sep. 30, 2019 USD ($)
Leases [Abstract]
Operating lease cost	$ 4,173
Variable lease cost	1,990
Total operating lease cost	$ 6,163